Vessel Charters - Additional Information (Details)	1 Months Ended	6 Months Ended
	Feb. 29, 2016	Jun. 30, 2017 USD ($) vessel lease	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)
Teekay LNG | Liquefied Natural Gas
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels | vessel		8
Number of vessels with secured financing | vessel		5
Capital lease obligation | $		$ 172,600,000
Teekay LNG | Suezmax
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets | vessel		2
Teekay LNG | LNG Carriers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets | lease		3
Lease term	10 years
Teekay LNG | LNG Carriers | Liquefied Natural Gas
Capital Leases and Operating and Direct Finance Leases [Line Items]
Amount receivable from the buyer for the remainder of 2017 to 2018 | $		$ 737,000,000
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Guarantee obligation | $		$ 7,300,000		$ 7,500,000
Awilco LNG Carriers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels | vessel		2
Awilco LNG Carriers | Forecast | Minimum
Capital Leases and Operating and Direct Finance Leases [Line Items]
Agreement amount per day | $			$ 10,600
Awilco LNG Carriers | Forecast | Maximum
Capital Leases and Operating and Direct Finance Leases [Line Items]
Agreement amount per day | $			$ 20,600
Teekay Tangguh Joint Venture | Teekay LNG
Capital Leases and Operating and Direct Finance Leases [Line Items]
Partnership owns percentage in joint venture		69.00%
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels | vessel		2